Consolidated Statement of Cash Flow - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,401,961)	$ (5,798,578)	$ (685,762)	$ (227,079)	$ (18,510,882)	$ (1,668,971)	$ (2,577,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					22,527	8,621	41,938
Interest expense - amortization of debt discounts					4,293,367
Imputed interest					15,920		87,213
Stock compensation expense					5,514,675	44,341	160,611
Loss in extinguishment of debt - related party					297,138
Impairment of goodwill					0	240,000	240,000	$ 240,000
Change in fair value of derivative liability					(336,140)		61,029
Loss in extinguishment of debt					148,509
Accretion expense - excess derivative liability					675,388
Impairment of intangibles assets						240,000
Interest expense in excess of derivative liability							108,000
Net changes in operating assets & liabilities:
Accounts receivable					173,257	(47,218)	(213,422)
Deposits and other current assets							(219,000)
Subscription receivable
Inventory
Other receivable						100
Prepaid expense, deposits and other current assets					(227,693)	(90,000)
Other assets						(219,000)
Accounts payable, accrued liabilities, due to affiliates, and other long-term liabilities					780,022	221,549	343,801
Net cash used in operating activities					(7,153,911)	(1,510,578)	(1,967,551)
Cash flows from investing activities:
Purchases of property, plant, and equipment					(33,900)	(68,177)	(79,737)
Purchases of intangible assets					(268,916)
Shares recapitalizaiton
Cash paid for Tongji public shell company						(240,000)	(240,000)	(240,000)
Cash received from acquisition of Magiclytics					76
Net cash used in investing activities					(302,740)	(308,177)	(319,737)
Cash flows from financing activities:
Shares issued for cash					845,290
Borrowings from related party note payable					244,803	1,922,449	2,162,562	2,162,562
Repayment to related party convertible note payable					(137,500)
Borrowings from convertible notes payable					7,712,445	57,500	162,500
Repayment to convertible notes payable					(455,000)
Net cash provided by financing activities					8,210,038	1,979,949	2,325,062
Net increase in cash and cash equivalents					753,386	161,195	37,774
Cash and cash equivalents at beginning of period		$ 37,774			37,774
Cash and cash equivalents at end of period	$ 791,160		$ 161,195		791,160	161,195	37,774	$ 37,774
Supplemental disclosure of cash flow information
Interest
Income taxes
Supplemental disclosure of non-cash investing and financing Activities:
Reclass of derivative liability to APIC							27,040
Shares issued for conversion from convertible note payable					1,313,530		7,500
Shares issued to settle accounts payable					$ 397,992		$ 50,000